Prepayments and Other Assets, Net (Details)	12 Months Ended
Sep. 30, 2022 USD ($)
Prepayments And Other Assets, Net [Abstract]
Prepayment of rent related to leases expiring	12 months
Prepaid expense	$ 557,207
Third-parties rate per annum	5.00%
Loan amount collected	$ 324,127